UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Chieftain Capital Management, Inc.
Address: 510 Madison Avenue
         New York, NY  10022

13F File Number:  028-13932

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ralph Stuto
Title:     Chief Compliance Officer
Phone:     (212) 626-6100

Signature, Place, and Date of Signing:

 /s/     Ralph Stuto     New York, NY/USA     February 14, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    12

Form 13F Information Table Value Total:    $1,260,193 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AON PLC                        SHS CL A         G0408V102    88969  1599874 SH       SOLE                  1239759        0   360115
CROSSTEX ENERGY L P            COM              22765U102      895    61500 SH       SOLE                    61500        0        0
CROWN HOLDINGS INC             COM              228368106   114393  3107657 SH       SOLE                  2424922        0   682735
DUN & BRADSTREET CORP DEL NE   COM              26483E100   140279  1783588 SH       SOLE                  1391143        0   392445
LABORATORY CORP AMER HLDGS     COM NEW          50540R409   130292  1504178 SH       SOLE                  1172888        0   331290
LOCKHEED MARTIN CORP           COM              539830109    43645   472916 SH       SOLE                   367046        0   105870
MOTOROLA SOLUTIONS INC         COM NEW          620076307   132673  2382782 SH       SOLE                  1858882        0   523900
TEMPUR PEDIC INTL INC          COM              88023U101   237428  7539801 SH       SOLE                  6198166        0  1341635
TIME WARNER CABLE INC          COM              88732J207   126547  1302056 SH       SOLE                  1020481        0   281575
UNITEDHEALTH GROUP INC         COM              91324P102    29749   548470 SH       SOLE                   427365        0   121105
US BANCORP DEL                 COM NEW          902973304     8303   259965 SH       SOLE                   259965        0        0
WESTERN UN CO                  COM              959802109   207020 15210891 SH       SOLE                 11866221        0  3344670